UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2007 – September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Montgomery Street Income Securities, Inc.
September 30, 2007 (Unaudited)
Investment Portfolio	Principal
	Amount ($) (g)	Value ($)
Corporate Bonds 53.1%
Consumer Discretionary 7.4%
AMR Real Estate Holdings Plc, 7.13%, 02/15/13	235,000	223,838
Charter Communications Operating LLC, 8.00%, 04/30/12 (a) (k)	500,000	497,500
Clear Channel Communications, Inc., 8.00%, 11/01/08	750,000	762,168
Clear Channel Communications, Inc., 7.65%, 09/15/10	550,000	545,020
Comcast Cable Holdings LLC, 10.13%, 04/15/22	1,291,000	1,722,332
Comcast Corp., 6.31%, 11/15/17	337,000	342,538
COX Communications, Inc., 5.45%, 12/15/14	500,000	485,057
COX Communications, Inc., 5.88%, 12/01/16 (a) (d) (k)	375,000	368,593
CSC Holdings, Inc., 8.13%, 07/15/09	190,000	193,325
Dex Media West LLC, 9.88%, 08/15/13	450,000	478,688
ERAC USA Finance Co., 5.90%, 11/15/15 (a) (k)	429,000	422,582
Foot Locker, Inc., 8.50%, 01/15/22 (j)	155,000	148,025
General Motors Corp., 6.38%, 05/01/08 (d)	750,000	742,500
Hertz Corp., 10.50%, 01/01/16 (d)	460,000	496,800
Ford Capital BV, 9.50%, 06/01/10	650,000	646,750
Idearc, Inc., 8.00%, 11/15/16	500,000	498,750
J.C. Penney Co., Inc., 8.00%, 03/01/10	500,000	532,060
K. Hovnanian Enterprises, Inc., 6.00%, 01/15/10	310,000	241,800
Limited Brands, Inc., 6.90%, 07/15/17	643,000	646,087
Mediacom LLC, 9.50%, 01/15/13	500,000	506,250
MGM Mirage, Inc., 8.50%, 09/15/10	500,000	522,500
MGM Mirage, Inc., 6.75%, 09/01/12 (d)	300,000	295,125
Neiman-Marcus Group, Inc., 10.38%, 10/15/15 (d)	450,000	490,500
Pokagon Gaming Authority, 10.38%, 06/15/14 (a) (d) (k)	210,000	230,475
Quebecor Media, Inc., 7.75%, 03/15/16 (a) (k)	175,000	166,906
TCI Communications, Inc., 8.75%, 08/01/15	35,000	40,574
Tenneco, Inc., 8.63%, 11/15/14 (d)	370,000	372,775
Time Warner, Inc., 6.75%, 04/15/11	800,000	831,514
Time Warner, Inc., 6.50%, 11/15/36	250,000	241,193
Viacom, Inc., 6.88%, 04/30/36	480,000	478,000
		14,170,225
Consumer Staples 2.8%
Altria Group, Inc., 7.00%, 11/04/13	250,000	271,682
Anheuser-Busch Cos., Inc., 5.75%, 01/15/11	750,000	749,454
Aramark Corp., 8.86%, 02/01/15 (b)	475,000	479,750
Archer-Daniels-Midland Co., 5.38%, 09/15/35	400,000	364,293
Coca-Cola Enterprises, Inc., 8.50%, 02/01/22	500,000	617,305
Constellation Brand, Inc., 7.25%, 09/01/16 (d)	200,000	200,000
CVS Caremark Corp., 6.30%, 06/01/37 (callable at 100 beginning 06/01/12) (f)	833,000	809,567
Delhaize America, Inc., 9.00%, 04/15/31	450,000	536,075
General Mills, Inc., 5.65%, 09/10/12	669,000	674,956
Kraft Foods, Inc., 6.25%, 06/01/12	500,000	516,225
Wal-Mart Stores, Inc., 5.25%, 09/01/35	250,000	219,244
		5,438,551
Energy 2.2%
Chesapeake Energy Corp., 7.63%, 07/15/13 (d)	350,000	365,750

El Paso Corp., 7.75%, 07/15/11 (a) (k)		500,000	513,645
Energipe Y Saelpa, 10.50%, 07/19/13 (a) (k)		175,000	197,500
Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16 (d)		450,000	464,625
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37		260,000	248,842
ONEOK Partners LP, 6.15%, 10/01/16 (d)		304,000	305,477
ONEOK Partners LP, 6.65%, 10/01/36		542,000	534,596
Peabody Energy Corp., 6.88%, 03/15/13		400,000	404,000
Pemex Project Funding Master Trust, 5.75%, 12/15/15		696,000	696,427
Petrohawk Energy Corp., 9.13%, 07/15/13		400,000	422,000
Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16		250,000	251,249
			4,404,111
Financials 25.3%
AMBAC Financial Group, Inc., 6.15%, 02/15/37 (d)		158,000	136,325
American General Institutional Capital, 7.57%, 12/01/45 (a) (k)		250,000	278,374
Ameriprise Financial, Inc., 7.52%, 06/01/66 (callable at 100 beginning 06/01/16) (f)		1,015,000	1,040,045
AXA SA, 6.46% (callable at 100 beginning 12/14/18) (a) (d) (e) (k)		4,943,000	4,565,983
Capital One Capital III, 7.67%, 08/15/36		918,000	901,985
CIT Group, Inc., 6.10%, 03/15/67 (callable at 100 beginning 03/15/17) (f)		980,000	808,723
Citigroup, Inc., 6.00%, 10/31/33		500,000	487,124
Comerica Capital Trust, 6.58%, 02/20/37		1,732,000	1,564,999
Countrywide Financial Corp., 4.50%, 06/15/10		15,000	13,519
Countrywide Financial Corp., 5.80%, 06/07/12		1,001,000	938,222
Countrywide Home Loans, Inc., 6.25%, 04/15/09		55,000	52,286
Countrywide Home Loans, Inc., 4.13%, 09/15/09		31,000	28,492
Countrywide Home Loans, Inc., 4.00%, 03/22/11		33,000	29,547
DEPFA ACS Bank Plc, 1.65%, 12/20/16	JPY	230,000,000	1,990,405
Dow Jones CDX North America High Yield Trust, 8.38%, 12/29/11 (a) (c) (k)		6,000,000	6,067,500
Eaton Vance Corp., 6.50%, 10/02/17		251,000	250,654
Financial Security Assurance Holdings Ltd., 6.40%, 12/15/66 (callable at 100 beginning 12/15/36) (a) (f) (k)		1,012,000	915,031
Ford Motor Credit Co., 7.38%, 02/01/11		500,000	479,112
Ford Motor Credit Co., 9.81%, 04/15/12 (b) (d)		450,000	465,744
GE Business Loan Trust, 6.75%, 05/15/34 (a) (b) (k)		469,523	417,157
GE Business Loan Trust, Interest Only, 0.60%, 06/15/10 (a) (b) (j)		29,470,775	278,204
General Motors Acceptance Corp., 6.88%, 09/15/11		1,560,000	1,484,596
General Motors Acceptance Corp., 6.88%, 08/28/12		415,000	389,263
Goldman Sachs Capital II, 5.79% (callable at 100 on 06/01/12) (e)		875,000	827,968
Goldman Sachs Group, Inc., 6.75%, 10/01/37		380,000	381,813
HBOS Plc, 5.92% (callable at 100 beginning 10/01/15) (a) (e) (k)		600,000	542,827
HSBC Bank USA, 5.63%, 08/15/35		315,000	284,173
HSBC Holdings Plc, 6.50%, 05/02/36		500,000	505,172
ILFC E-Capital Trust II, 6.25%, 12/21/65 (callable at 100 beginning 12/21/15) (a) (f) (k)		4,490,000	4,327,987
Janus Capital Group, Inc., 6.70%, 06/15/17		840,000	847,204
JPMorgan Chase Capital XV, 5.88%, 03/15/35		205,000	184,166
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		1,226,000	1,227,867
Kazkommerts International Bank, 8.00%, 11/03/15 (a) (k)		380,000	336,642
KFW International Finance, Inc., 1.75%, 03/23/10 (d)	JPY	117,000,000	1,035,495
Lehman Brothers Holdings, Inc., 7.00%, 09/27/27		380,000	389,077
Lehman Brothers Holdings, Inc., 6.88%, 07/17/37		804,000	797,546
Mellon Capital IV, 6.24% (callable at 100 beginning 06/20/12) (e)		570,000	563,701
MetLife, Inc., 6.40%, 12/15/66 (callable at 100 beginning 12/15/31) (f)		4,842,000	4,604,021

Mizuho Capital Investment 1 Ltd., 6.67% (callable at 100 beginning 06/30/16) (a) (d) (e) (k)	600,000	562,472
Mizuho JGB Investment LLC, 9.87% (callable at 100 beginning 06/30/08) (a) (e) (k)	2,000,000	2,052,620
Northern Rock Plc, 6.59% (callable at 100 beginning 06/28/17) (a) (d) (e) (k)	513,000	359,100
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17) (a) (e) (k)	515,000	478,121
PNC Preferred Funding Trust I, 6.11% (callable at 100 beginning 03/15/12) (a) (e) (k)	400,000	383,322
Progressive Corp., 6.70%, 06/15/37 (callable at 100 beginning 06/15/17) (f)	675,000	654,875
Residential Capital LLC, 6.22%, 06/09/08 (b)	765,000	703,800
SMFG Preferred Capital Ltd., 6.08% (callable at 100 beginning 01/25/17) (a) (e) (k)	793,000	733,279
State Street Capital Trust, 6.69%, 06/01/67 (b)	670,000	606,349
TNK-BP Finance SA, 7.50%, 07/18/16 (a) (k)	600,000	595,859
USB Realty Investors, 6.09% (callable at 100 beginning 01/15/12) (a) (e) (k)	700,000	672,385
ZFS Finance USA Trust V, 6.50%, 05/09/37 (callable at 100 beginning 05/09/17) (a) (f) (k)	582,000	562,677
		48,803,808
Health Care 1.5%
Aetna, Inc., 6.63%, 06/15/36	560,000	569,609
AstraZeneca Plc, 5.90%, 09/15/17	490,000	497,383
Cigna Corp., 6.15%, 11/15/36	184,000	173,982
HCA, Inc., 7.88%, 02/01/11	500,000	491,250
HCA, Inc., 9.25%, 11/15/16 (a) (k)	330,000	350,625
Wyeth, 6.50%, 02/01/34	400,000	410,694
Wyeth, 5.95%, 04/01/37	470,000	453,560
		2,947,103
Industrials 1.3%
Bombardier, Inc., 6.30%, 05/01/14 (a) (k)	1,060,000	1,038,800
Honeywell International, Inc., 5.70%, 03/15/36	250,000	235,921
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11 (a) (j)	272,581	285,348
Tyco Electronics Group SA, 6.00%, 10/01/12 (a) (k)	250,000	253,036
Tyco Electronics Group SA, 6.55%, 10/01/17 (a) (k)	262,000	265,272
United Rentals, Inc., 6.50%, 02/15/12	300,000	303,750
		2,382,127
Information Technology 1.5%
Advanced Micro Devices, Inc., 7.75%, 11/01/12	345,000	317,400
CompuCom Systems, Inc., 12.00%, 11/01/14 (a) (j)	500,000	630,000
Freescale Semiconductor, Inc., 10.13%, 12/15/16 (d)	260,000	241,800
International Business Machines Corp., 8.38%, 11/01/19	250,000	305,332
Nortel Networks Corp., 10.75%, 07/15/16 (a) (k)	1,000,000	1,045,000
Spansion LLC, 8.75%, 06/01/13 (a) (b) (k)	395,000	376,237
		2,915,769
Materials 1.7%
Abitibi-Consolidated, Inc., 9.19%, 06/15/11 (b)	500,000	390,000
Bowater, Inc., 8.69%, 03/15/10 (b)	500,000	422,500
Equistar Chemicals LP, 8.75%, 02/15/09	850,000	878,688
Georgia-Pacific Corp., 7.00%, 01/15/15 (a) (k)	355,000	346,125
Huntsman International LLC, 7.88%, 11/15/14	400,000	426,000
MHP SA, 10.25%, 11/30/11 (a) (k)	200,000	201,000
Momentive Performance Materials, Inc., 9.75%, 12/01/14 (a) (k)	335,000	331,650
Newmont Mining Corp., 5.88%, 04/01/35	395,000	348,027
Pliant Corp., 11.63%, 06/15/09	5	5
		3,343,995
Telecommunication Services 4.1%

AT&T, Inc., 6.15%, 09/15/34	500,000	494,273
Citizens Communications Co., 9.00%, 08/15/31	400,000	406,000
Insight Midwest LP/Insight Capital, Inc., 9.75%, 10/01/09	54,000	54,068
Intelsat Bermuda Ltd., 9.25%, 06/15/16	255,000	264,563
Level 3 Financing, Inc., 12.25%, 03/15/13 (d)	500,000	551,250
Qwest Communications International, Inc., 7.50%, 02/15/14	800,000	810,000
Sprint Capital Corp., 7.63%, 01/30/11	1,000,000	1,060,328
Telecom Italia Capital SA, 4.00%, 01/15/10	360,000	350,502
Telecom Italia Capital SA, 5.25%, 11/15/13	330,000	320,264
Telecom Italia Capital SA, 4.95%, 09/30/14	365,000	344,986
Telecom Italia Capital SA, 7.20%, 07/18/36	530,000	560,871
Verizon Global Funding Corp., 7.75%, 12/01/30	195,000	225,554
Verizon New Jersey, Inc., 5.88%, 01/17/12	542,000	551,336
Vodafone Group Plc, 6.15%, 02/27/37	1,268,000	1,216,760
Windstream Corp., 8.63%, 08/01/16	670,000	714,387
		7,925,142
Utilities 5.3%
American Electric Power Co., Inc., 5.38%, 03/15/10	1,000,000	1,004,220
FirstEnergy Corp., 6.45%, 11/15/11	500,000	516,933
Florida Power & Light Co., 5.80%, 09/15/17	195,000	195,592
NiSource Finance Corp., 7.88%, 11/15/10	1,500,000	1,605,573
Northern States Power Co., 6.25%, 06/01/36	400,000	408,695
PSI Energy, Inc., 8.85%, 01/15/22	1,225,000	1,537,820
Puget Energy, Inc., 7.02%, 12/01/27	1,000,000	1,100,538
Rochester Gas & Electric Corp., 6.38%, 09/01/33 (j)	1,600,000	1,637,853
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (a) (j)	2,000,000	2,037,622
		10,044,846
Total Corporate Bonds (Cost $104,891,810)		102,375,677

Non-U.S. Government Agency Asset-Backed Securities 13.9%
Banc of America Mortgage Securities, 4.80%, 09/25/35 (b)	1,065,000	1,049,585
Bayview Commercial Asset Trust, Interest Only, 1.30%, 07/25/37 (a) (b) (j)	6,711,867	915,541
Bayview Commercial Asset Trust, Interest Only, 1.44%, 09/25/37 (a) (b) (j)	6,985,624	1,000,909
Bayview Financial Acquisition Trust, 6.78%, 05/28/37 (b) (i) (j)	800,000	560,000
BB&T Capital Trust I, 6.82%, 06/12/57 (callable at 100 beginning 06/12/37) (f)	1,125,000	1,087,683
Capital Auto Receivables Asset Trust, 5.77%, 05/20/10 (a) (b) (k)	150,000	150,246
Capital Auto Receivables Asset Trust, 6.15%, 04/20/11 (a) (b) (k)	200,000	200,734
CBA Commercial LLC, Interest Only, 2.16%, 01/25/37 (a) (b) (j)	9,275,941	927,594
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	700,000	695,297
Citigroup Mortgage Loan Trust, Inc., 6.75%, 08/25/34 (b)	649,869	661,647
Citigroup Mortgage Loan Trust, Inc., 7.63%, 01/25/37 (a) (b) (j)	225,000	134,438
Countrywide Alternative Loan Trust, 5.50%, 08/25/34	432,542	432,170
Countrywide Alternative Loan Trust, 6.00%, 02/25/35	297,028	301,380
Countrywide Alternative Loan Trust, 6.00%, 08/25/35	752,403	747,424
Credit-Based Asset Servicing and Securitization LLC, 5.40%, 05/25/36 (a) (b) (j)	150,424	145,959
Ford Credit Auto Owner Trust, 6.89%, 05/15/13 (a) (b) (k)	1,060,000	1,059,103
GMAC Mortgage Corp. Loan Trust, 5.75%, 10/25/36 (b)	620,000	609,928
Goldman Sachs Mortgage Securities Corp., 5.70%, 12/20/49 (a) (b) (k)	250,000	214,053
Greenwich Capital Commercial Funding Corp., 6.97%, 11/05/21 (a) (b) (j)	200,001	193,595
Greenwich Capital Commercial Funding Corp., 7.17%, 11/05/22 (a) (b) (j)	190,001	185,310

Home Equity Asset Trust MBS, 6.08%, 07/25/37 (b)		725,000	549,702
JPMorgan Chase Commercial Mortgage Securities Corp., 6.20%, 02/12/51 (a) (b) (i) (k)		550,000	546,851
Lehman Brothers Small Balance Commercial, 5.62%, 09/25/36 (a) (b) (k)		255,000	259,034
Marlin Leasing Receivables LLC, 5.33%, 09/16/13 (a) (b) (k)		660,000	654,430
Nationstar NIM Trust, 9.97%, 03/25/37 (a) (b) (k)		262,706	258,765
Option One Mortgage Loan Trust (M6), 6.97%, 03/25/38 (b) (j)		725,000	568,877
Option One Mortgage Loan Trust (M7), 6.97%, 03/25/38 (b) (j)		500,000	302,841
Option One Mortgage Loan Trust (M8), 6.97%, 03/25/38 (b) (j)		475,000	270,820
Prudential Securities Secured Financing Corp., 7.19%, 06/16/31 (b)		829,710	847,867
Regions Financing Trust II, 6.63%, 05/15/47 (callable at 100 on 05/15/27) (f)		470,000	444,724
Renaissance Home Equity Loan Trust, 7.50%, 04/20/37 (b) (j)		260,000	164,816
Renaissance Home Equity Loan Trust, 7.50%, 06/25/37 (b) (j)		1,000,000	500,000
Residential Asset Securitization Trust, 5.50%, 04/25/35		2,500,000	2,352,552
Washington Mutual Mortgage Backed Securities Trust, 6.31%, 03/23/45 (a) (b) (k)		890,000	886,903
Washington Mutual Mortgage Pass-Through Certificates, 5.12%, 12/25/35 (b)		1,320,000	1,302,710
Wells Fargo Mortgage Backed Securities Trust, 5.00%, 03/25/21		2,078,904	2,005,493
Wells Fargo Mortgage Backed Securities Trust, 4.11%, 06/25/35 (b)		1,796,018	1,764,024
Wells Fargo Mortgage Backed Securities Trust, 5.24%, 04/25/36 (b)		1,797,503	1,785,076
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $28,129,027)			26,738,081

Government and Agency Obligations 26.9%
Government Securities 8.0%
Sovereign 3.0%
Argentina Government International Bond, 7.00%, 10/03/15		440,000	373,036
Germany Government International Bond, 3.25%, 06/13/08	EUR	3,096,000	4,389,204
Republic of Italy, 3.80%, 03/27/08	JPY	113,000,000	996,084
			5,758,324
U.S. Treasury Securities 5.0%
U.S. Treasury Note, 4.00%, 08/31/09 (d)		5,300,000	5,303,726
U.S. Treasury Note, 4.13%, 08/31/12 (d)		4,300,000	4,282,533
			9,586,259
Total Government Securities (Cost $15,088,436)			15,344,583

U.S. Government Agency Securities 18.9%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank, 7.56% (callable at 100 beginning 12/15/13) (e)		170,000	184,096

Federal Home Loan Mortgage Corp. 5.5%
Federal Home Loan Mortgage Corp., 5.50%, 12/15/16		590,000	596,280
Federal Home Loan Mortgage Corp., 5.00%, 05/15/23		1,540,000	1,540,931
Federal Home Loan Mortgage Corp., 4.50%, 02/15/26		626,779	623,494
Federal Home Loan Mortgage Corp., 5.50%, 07/15/27		548,948	550,763
Federal Home Loan Mortgage Corp., 6.00%, 05/15/30		790,000	801,065
Federal Home Loan Mortgage Corp., 4.50%, 04/15/32		1,375,000	1,302,575
Federal Home Loan Mortgage Corp., 4.50%, 07/15/32		410,000	388,600
Federal Home Loan Mortgage Corp., 6.00%, 09/15/32		1,500,000	1,528,953
Federal Home Loan Mortgage Corp., 5.00%, 12/15/32		895,000	864,232
Federal Home Loan Mortgage Corp., 5.00%, 10/15/33		1,175,000	1,127,181
Federal Home Loan Mortgage Corp., 5.00%, 08/15/34		1,245,000	1,191,427
			10,515,501

Federal National Mortgage Association 12.8%
Federal National Mortgage Association, 9.00%, 05/01/09 (j)	52,445	52,849
Federal National Mortgage Association, 5.50%, 03/25/17	800,521	810,546
Federal National Mortgage Association, 6.50%, 05/01/17	199,476	204,420
Federal National Mortgage Association, 6.00%, 01/01/23	545,808	550,148
Federal National Mortgage Association, 4.50%, 10/01/23	649,133	618,992
Federal National Mortgage Association, 5.50%, 05/01/25	2,079,454	2,054,394
Federal National Mortgage Association, 7.00%, 03/01/31	4,160,813	4,382,273
Federal National Mortgage Association, 5.00%, 08/25/33	295,000	282,145
Federal National Mortgage Association, 5.00%, 12/25/33	1,060,000	1,016,028
Federal National Mortgage Association, 5.00%, 06/25/34	796,121	794,554
Federal National Mortgage Association, 7.00%, 10/01/35	3,095,008	3,193,270
Federal National Mortgage Association, 6.50%, 04/01/37	5,601,860	5,704,082
Federal National Mortgage Association, 6.00%, 07/01/37	1,946,575	1,949,487
Federal National Mortgage Association, 6.00%, 07/01/37	2,555,081	2,558,902
Federal National Mortgage Association, 6.00%, 08/25/44	566,354	574,514
		24,746,604
Government National Mortgage Association 0.5%
Government National Mortgage Association, 6.50%, 08/20/34	970,207	990,888
Total U.S. Government Agency Securities (Cost $36,614,251)		36,437,089

Total Government and Agency Obligations (Cost $51,702,687)		51,781,672

Short Term Investments 14.0%
Commercial Paper 4.9%
Deutsche Bank Financial, 5.00%, 10/01/07	3,000,000	3,000,000
General Electric Capital Corp., 4.70%, 10/01/07	3,000,000	3,000,000
Lowe's Companies, Inc., 4.80%, 10/01/07	483,000	483,000
UBS Finance LLC, 4.75%, 10/01/07	3,000,000	3,000,000
		9,483,000
Securities Lending Collateral 9.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47%	17,381,893	17,381,893

U.S. Treasury Securities 0.1%
U.S. Treasury Bill, 3.96%, 12/13/07 (h)	200,000	198,520
Total Short Term Investments (Cost $27,063,331)		27,063,413

Total Investments 107.9% (Cost $211,786,855)		207,958,843
Other Assets and Liabilities, Net (7.9)%		(15,214,669)
Total Net Assets 100%		192,744,174

The accompanying notes are an integral part of the financial statements.

Notes to the Schedule of Investments

(a) 144A: Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.
(c) Certificates of beneficial interest in a Trust that has entered into a Repurchase Agreement and
Credit Default Swap Agreements to track the Dow Jones CDX North America High Yield Index (BBB/B+).
(d) All or portion of the security has been loaned.
(e) Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f) Interest rate is fixed until stated call date and variable thereafter.
(g) Principal amounts are listed in United States Dollars unless otherwise noted.
(h) All or a portion of the security pledged as collateral for open futures contracts.
(i) Security fair valued in good faith in accordance with the procedures established by the Board of Directors.
As of September 30, 2007, the market value of fair valued securities was $1,106,851 (0.6% of net assets).
(j) Illiquid Security: At September 30, 2007 the total value of illiquid securities was $10,940,601 (5.7% of net assets).
(k) 144A Liquid Security: The Fund has deemed this security to be liquid based on procedures approved by the
Board of Directors. As of September 30, 2007, the aggregate value of 144A Liquid Securities was $34,686,401
(18.0% of net assets).

Abbreviations:
EUR - European Currency Unit (Euro)
JPY - Japanese Yen
USD - United States Dollar

Forward Foreign Currency Contracts

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)
EUR/USD	10/19/2007	1,368,391 EUR	$1,952,006	$33,987
USD/EUR	10/19/2007	(1,368,391) EUR	(1,952,006)	(42,006)
			$-	$(8,019)

Futures Contracts
		Unrealized
	Notional	Appreciation
Desctiption	Amount	(Depreciation)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration December 2007	17,400,000 USD	$67,766
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration December 2007	36,200,000 USD	64,023
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration December 2007	(2,900,000) USD	(8,691)
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2007	(15,600,000) USD	49,585
		$172,683

Security Valuation
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the Board of Directors of
Montgomery Street Income Securities, Inc. (the "Fund"). Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Fixed income securities with a remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors.

Income Tax Information
At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $211,818,592. Net unrealized depreciation aggregated to $3,859,749, of which $1,590,227 was related to appreciated investment securities and $5,449,976 was related to depreciated investment securities.

Restricted Securities
The following table includes 144A securities that have not been deemed liquid based on procedures approved by the Board of Directors and are therefore considered restricted securities.

	Value
	Beginning				Value End
	of Period		Sales	Interest	of Period
	12/31/2006	Purchases	Proceeds	Income	9/30/2007
Bayview Commercial Asset Trust, Interest Only, 1.30%, 07/25/37	$ -	$ 967,872	$ -	$ 1,152	$ 915,541
Bayview Commercial Asset Trust, Interest Only, 1.44%, 09/25/37	-	971,927	-	196	1,000,909
CBA Commercial LLC, Interest Only, 2.16%, 01/25/37	-	999,955	-	7,792	927,594
Citigroup Mortgage Loan Trust, Inc., 7.63%, 01/25/37	-	186,068	-	11,181	134,438
CompuCom Systems, Inc., 12.00%, 11/01/14	515,000	-	-	31,833	630,000
Credit-Based Asset Servicing and Securitization LLC, 5.40%, 05/25/36	-	148,537	-	1,484	145,959
GE Business Loan Trust, Interest Only, 0.60%, 06/15/10	389,925	-	-	-	278,204
Greenwich Capital Commercial Funding Corp., 6.97%, 11/05/21	-	193,563	-	4,457	193,595
Greenwich Capital Commercial Funding Corp., 7.17%, 11/05/22	-	183,706	-	4,364	185,310
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13	2,072,378	-	-	61,500	2,037,622
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11	319,718	-	-	16,039	285,348
	$ 3,297,021	$ 3,651,628	$ -	$ 139,998	$ 6,734,520

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the
Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	November 20, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.